PROVISIONS	12 Months Ended
Dec. 31, 2018
PROVISIONS
PROVISIONS

27.     PROVISIONS

Provisions – Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past event, and it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the managements’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. The main provisions the Group holds are in relation to employees’ bonuses and other rewards (including retirement benefits and cash-settled share based payments), decommissioning and restoration obligation, tax provisions as well as legal claims.

Provision for decommissioning and restoration – The Group calculates a provision for decommissioning and restoration when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group’s obligations relate primarily to the cost of removing its equipment from sites. The Group records the present value of provision for decommissioning and restoration as non-current provisions in the consolidated statement of financial position.

Retirement benefits – MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement, which form a defined benefit plan. The cost of providing benefits is determined using the projected unit credit method with actuarial valuation being carried out at the end of each reporting period.

Share based settlement programs – For cash-settled share-based payment transactions, the fair value of the obligation is newly determined at each reporting date and at the settlement date, and the changes in the fair value are recognized in profit or loss, until the liability is settled.

The following table summarizes the movement in provisions for the year ended December 31, 2018, 2017 and 2016:

	Tax
	provisions	Provision for	Employee
	other than	decommissioning	bonuses
	for income	and	and other	SEC		Other	Total
	tax	restoration	rewards	Provision		provisions	provisions

At 1 January 2016	(525)	(1,459)	(8,237)	—		(207)	(10,428)
Arising during the year	(1,058)	(45)	(14,085)	—		(275)	(15,463)
Utilised	374	8	12,482	—		223	13,087
Discount rate adjustment and imputed interest (change in estimates)	—	(142)	(51)	—		—	(193)
Unused amounts reversed	742	430	1,096	—		34	2,302
Disposal of a subsidiary		—	91	—		—	91
Translation adjustments and other	10	17	152	—		—	179

At 31 December 2016	(457)	(1,191)	(8,552)	—		(225)	(10,425)

Current 2016	(457)	—	(7,393)	—		(225)	(8,075)
Non-current 2016	—	(1,191)	(1,159)	—		—	(2,350)

At 1 January 2017	(457)	(1,191)	(8,552)	—		(225)	(10,425)

Arising during the year	(229)	(108)	(15,181)	—		(534)	(16,052)
Utilised	342	5	12,203	—		92	12,642
Discount rate adjustment and imputed interest (change in estimates)	—	(103)	41	—		—	(62)
Unused amounts reversed	33	338	1,233	—		101	1,705
Translation adjustments and other	1	10	99	—		(79)	31

At 31 December 2017	(310)	(1,049)	(10,157)	—		(645)	(12,161)

Current 2017	(310)	—	(8,897)	—		(645)	(9,852)
Non-current 2017	—	(1,049)	(1,260)	—		—	(2,309)

At 1 January 2018	(310)	(1,049)	(10,157)	—		(645)	(12,161)

Arising during the year	(374)	(1,912)	(14,259)	(55,752)	(1)	(941)	(73,238)
Utilised	336	18	13,873	—		393	14,620
Discount rate adjustment and imputed interest (change in estimates)	—	(223)	177	—		—	(46)
Unused amounts reversed	211	89	1,079	—		872	2,251
Arising due to acquisitions of subsidiaries	(113)	—	(984)	—		(1,165)	(2,262)
Translation adjustments and other	(2)	(32)	(107)	(3,298)		(27)	(3,466)

At 31 December 2018	(252)	(3,109)	(10,378)	(59,050)		(1,513)	(74,302)

Current 2018	(252)	—	(10,096)	(59,050)		(1,513)	(70,911)
Non-current 2018	—	(3,109)	(282)	—		—	(3,391)
(1)	See information relating to SEC provision in Note 34.